Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

11.	STOCKHOLDERS' EQUITY

Common Stock

The Company's current Certificate of Incorporation authorizes it to issue 100,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2019, and 2018, there were 36,876,305 and 27,948,609 shares of common stock issued and outstanding, respectively.

2019

During the year ended December 31, 2019, the Company sold 4,123,254 shares of common stock for net proceeds of $12,643,634.

During the year ended December 31, 2019, the Company issued 1,757,913 shares of common stock upon exercise of warrants resulting in proceeds to the Company of $1,299,899.

During the year ended December 31, 2019, the Company issued 515,868 shares of common stock upon exercise of 667,500 options resulting in proceeds to the Company of $6,000. Of the total options exercised, 657,500 options we exercised in a cashless option exercise.

During the year ended December 31, 2019, the Company issued 1,258,608 shares of common stock upon conversion of convertible debt and accrued interest. (See Note 7)

During the year ended December 31, 2019, the Company issued 969,553 shares of common stock in connection with business combinations. (See Note 14)

During the year ended December 31, 2019, the Company issued 152,500 shares of common stock to employees valued at $452,766, issued 100,000 shares of common stock to employees for accrued employee awards valued at $210,200 and 50,000 shares of common stock to consultants valued at $96,000.

2018

During the year ended December 31, 2018, the Company sold 3,333,333 shares of common stock for net proceeds of $9,959,877.

During the year ended December 31, 2018, the Company issued 3,076,461 shares of common stock upon exercise of 3,056,478 warrants resulting in proceeds to the Company of $2,593,694.

During the year ended December 31, 2018, the Company issued 995,186 shares of common stock upon exercise of 1,068,333 options resulting in proceeds to the Company of $321,701.

During the year ended December 31, 2018, the Company issued 2,013,294 shares of common stock upon conversion of convertible debt and accrued interest. (See Note 7)

During the year ended December 31, 2018, the Company issued 1,550,000 shares of common stock in connection with business combinations. (See Note 14)

During the year ended December 31, 2018, the Company issued 123,500 shares of common stock to employees valued at $463,922 and issued 10,000 shares of common stock to consultants valued at $45,001.